Other Long-term Liabilities Other Long-term Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities, Noncurrent [Abstract]
Self-insurance reserve (Note 3)	$ 4,310	$ 3,866
Long-term restructuring reserve (Note 6)	2,008	3,612
Long-term deferred rent (Note 3)	1,028	1,334
Other	0	195
Total other long-term liabilities	$ 7,346	$ 9,007